Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost
Beginning balance	$ 206,106,586	$ 197,914,049
Additions	71,618,332	8,192,537
Ending Balance	277,724,918	206,106,586
Depreciation:
Beginning balance	8,477,472	2,475,178
Charge for the year	6,018,858	6,002,294
Ending balance	14,496,330	8,477,472
Net carrying amount:
Net carrying amount closing balance	263,228,588	197,629,114
Buildings
Cost
Beginning balance	28,037,886	28,037,886
Additions
Ending Balance	28,037,886	28,037,886
Depreciation:
Beginning balance	1,250,566	129,051
Charge for the year	1,121,515	1,121,515
Ending balance	2,372,081	1,250,566
Net carrying amount:
Net carrying amount closing balance	25,665,805	26,787,320
Tanks [Member]
Cost
Beginning balance	76,100,795	76,100,795
Additions
Ending Balance	76,100,795	76,100,795
Depreciation:
Beginning balance	1,746,725	181,306
Charge for the year	1,565,419	1,565,419
Ending balance	3,312,144	1,746,725
Net carrying amount:
Net carrying amount closing balance	72,788,651	74,354,070
Installations [Member]
Cost
Beginning balance	65,868,246	65,860,351
Additions	9,883	7,895
Ending Balance	65,878,129	65,868,246
Depreciation:
Beginning balance	3,148,665	325,525
Charge for the year	2,829,671	2,823,140
Ending balance	5,978,336	3,148,665
Net carrying amount:
Net carrying amount closing balance	59,899,793	62,719,581
Other equipment [Member]
Cost
Beginning balance	213,843	79,645
Additions	4,984	134,198
Ending Balance	218,827	213,843
Depreciation:
Beginning balance	36,436	3,232
Charge for the year	43,237	33,204
Ending balance	79,673	36,436
Net carrying amount:
Net carrying amount closing balance	139,154	177,407
Right-of-use asset (land) [Member]
Cost
Beginning balance	27,540,969	27,540,969
Additions
Ending Balance	27,540,969	27,540,969
Depreciation:
Beginning balance	2,295,080	1,836,064
Charge for the year	459,016	459,016
Ending balance	2,754,096	2,295,080
Net carrying amount:
Net carrying amount closing balance	24,786,873	25,245,889
Capital work in progress member [Member]
Cost
Beginning balance	8,344,847	294,403
Additions	71,603,465	8,050,444
Ending Balance	79,948,312	8,344,847
Depreciation:
Beginning balance
Charge for the year
Ending balance
Net carrying amount:
Net carrying amount closing balance	$ 79,948,312	$ 8,344,847